FAIR VALUE	12 Months Ended
Dec. 31, 2011
Fair Value
FAIR VALUE

9. FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Corporation used the following methods and significant assumptions to estimate the fair value:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used, if available, to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations. There were no transfers of securities between Level 1 and Level 2 during 2011.

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals, less cost to sell. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned (OREO) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The following table summarizes, for the periods indicated, assets measured at fair value on a recurring basis:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets	Significant
		For	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(In Thousands)	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities Available for Sale
U.S. Government-Sponsored Entities	$46,878	$—	$46,878	$—
Mortgage-Backed Securities - Residential	236,984	—	236,984	—
State and Political Subdivisions	29,851	—	29,851	—
Other Securities	2,167	—	2,167	—
CRA Investment Fund	3,040	—	3,040	—
Marketable Equity Securities	600	600	—	—
Total	$319,520	$600	$318,920	$—

	December 31,
(In Thousands)	2010

Assets:
Securities Available for Sale
U.S. Treasury and U.S. Government-Sponsored Entities	$51,135	$—	$51,135	$—
Mortgage-Backed Securities - Residential	202,090	—	202,090	—
State and Political Subdivisions	16,613	—	16,613	—
Other Securities	3,001	—	3,001	—
CRA Investment Fund	1,499	—	1,499	—
Marketable Equity Securities	738	738	—	—
Total	$275,076	$738	$274,338	$—

The following table summarizes, for the periods indicated, assets measured at fair value on a non-recurring basis:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets	Significant
		For	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(In Thousands)	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired Loans:
Primary Residential Mortgage	$1,462	$—	$—	$1,462
Owner-Occupied Commercial Mortgage	1,303	—	—	1,303
Investment Commercial Real Estate	228	—	—	228
Multifamily	212	—	—	212
Junior Lien on Residence	117	—	—	117

OREO	2,135	—	—	2,135

	December 31,
(In Thousands)	2010
Assets:
Impaired Loans:
Multifamily	$286	$—	$—	$286
Owner-Occupied Commercial Mortgage	4,328	—	—	4,328
Investment Commercial Real Estate	5,838	—	—	5,838
Commercial & Industrial	346	—	—	346
Commercial Construction	3,000	—	—	3,000

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a recorded investment of $4.6 million, with a valuation allowance of $1.3 million at December 31, 2011. Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a recorded investment of $16.3 million, with a valuation allowance of $2.5 million at December 31, 2010.

At December 31, 2011 other real estate owned, at fair value, consisted of one property with a gross investment of $3.0 million and a valuation allowance of $865 thousand.

The carrying amounts and estimated fair values of financial instruments at December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
(In Thousands)	Amount	Value	Amount	Value
Financial Assets:
Cash and Cash Equivalents	$43,053	$43,053	$62,687	$62,687
Investment Securities, Held to Maturity	100,719	99,427	140,277	138,438
Investment Securities Available for Sale	319,520	319,520	275,076	275,076
FHLB and FRB Stock	4,569	N/A	4,624	N/A
Loans Held for Sale	2,841	2,841	—	—
Loans, Net of Allowance for Loan Losses	1,025,122	1,034,541	918,215	917,257
Accrued Interest Receivable	4,078	4,078	4,231	4,231
Financial Liabilities:
Deposits	1,443,892	1,446,778	1,351,546	1,353,834
Federal Home Loan Bank Advances	17,680	19,100	24,126	25,330
Accrued Interest Payable	460	460	716	716

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

The carrying amount is the estimated fair value for cash and cash equivalents, interest-earning deposits, accrued interest receivable and payable, demand deposits, short-term debt, and variable-rate loans or deposits that reprice frequently and fully. For fixed-rate loans or deposits and for variable-rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk, including consideration of credit spreads. Fair value of debt is based on current rates for similar financing. It was not practicable to determine the fair value of FHLB or FRB stock due to restrictions placed on its transferability. The fair value of off-balance sheet items is not considered material or is based on the current fees or cost that would be charged to enter into or terminate such arrangements.